Digital Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Digital Currencies [Abstract]
Prices of bitcoin	$ 16,548	$ 47,117	$ 29,002
Price of ethereum	1,197	3,718	738
Revaluation loss	8,010,913
Other comprehensive loss	3,706,624
Net of taxes	1,047,759
Remaining loss amount	3,256,530
Current liabilities	$ 322,099	$ 2,940,412	$ 0